Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Income tax benefit	$ (1,039)	$ (167)	$ 1,062	$ 614	$ 1,930
U.S. federal statutory rate	21.00%
Federal and foreign unrecognized tax benefits			5,369	5,230	$ 999
Accrued interest and penalties associated with unrecognized tax benefits	$ 1,300		$ 1,200	1,000
Changes in unrecognized tax benefit	4,000
Federal Tax rate			21.00%
Net operating loss carryforwards, U.S. federal			$ 1,200
Net operating loss carryforwards, state and local			12,200
Deferred tax assets, tax credit carryforwards, foreign			720	720
Valuation allowance			(5,530)	(10,133)
Valuation allowance, decrease			4,600	$ 10,000
Unrecognized tax benefit, period decrease			4,000
Domestic And Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Federal and foreign unrecognized tax benefits	$ 5,400		5,400
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards, subject to expiration			$ 200
Net operating loss carryforwards, date			Mar. 31, 2037
Net operating loss carryforwards, not subject to expiration			$ 900
Taxable income limitation			80
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards, date			Mar. 31, 2024
Net operating loss carryforwards, foreign			$ 23,200